Concentrations and Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2020 USD ($)
Concentrations and Risks
Accounts receivable, net	¥ 1,053,641	¥ 744,845	¥ 324,392	$ 161,478
Telecommunications service provider
Concentrations and Risks
Total number of telecommunications service providers	116	107	88
Telecommunications service provider | Servers and bandwidth expenditure
Concentrations and Risks
Number of service providers providing 10% or more of the Group's servers and bandwidth expenditure	3	2	3
Concentration risk percentage	55.00%	45.00%	48.00%
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Number of distribution channels with receivable balance exceeding 10% of the Group's accounts receivable	1	1	1
Accounts receivable, net | ¥	¥ 146,907	¥ 118,860	¥ 63,762
Distribution channel risk | Net revenues | Distribution channel
Concentrations and Risks
Concentration risk percentage	11.00%	17.00%	29.00%
Mobile games | Mobile game | Net revenues
Concentrations and Risks
Concentration risk percentage	40.00%	53.00%	71.00%
Mobile games | Mobile game 1 | Mobile game revenues
Concentrations and Risks
Concentration risk percentage	11.00%	31.00%	53.00%